Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Securities held-to-maturity securities, fair value (in Dollars)	$ 259	$ 323
Loans, net of allowance (in Dollars)	$ 1,634	$ 1,529
Preferred stock, shares authorized	500,000	500,000
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued	8,596,064	8,596,064
Unearned employee stock ownership plan (ESOP), shares	0	458
Treasury stock, shares	509,349	441,369